SHORT-TERM BANK CREDIT AND CREDIT LINES (Tables)	12 Months Ended
Dec. 31, 2014
SHORT-TERM BANK CREDIT AND CREDIT LINES [Abstract]
Schedule of Currency, Linkage Terms, and Interest Rates
	Interest rate		December 31,
	2013	2014	2013	2014

	%

In or linked to NIS	1.45	0.66	$5,764	$2,571

			$5,764	$2,571
Weighted average interest rates at the end of the year	1.45	0.66

Schedule of Credit Lines
	December 31,
	2013	2014

Short-term bank credit	$5,764	$2,571
Long-term bank credit	2,381	1,875
Bank guarantees	4,759	4,111

	12,904	8,557

Unutilized credit lines	19,417	19,406

Total authorized credit lines	$32,321	$27,963